Derivative Instruments and Accounting Hedges (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Accounting Hedges
Schedule of Bank's portfolio of derivative instruments

	As of December 31, 2016
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	16,721	—	4,304
Interest rate swap	122,081	218	5,989

Total derivatives held for hedging purposes	138,802	218	10,293
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,198,001	63,482	45,722

Total Derivatives held as cash flow hedges	1,198,001	63,482	45,722

Derivatives held-for-trading purposes
Currency forward	22,834,923	163,716	136,101
Cross currency swap	9,142,390	455,784	525,160
Interest rate swap	34,896,973	253,307	246,415
Call currency options	174,060	1,558	1,960
Put currency options	122,709	1,584	858

Total derivatives held-for-trading purposes	67,171,055	875,949	910,494

Total	68,507,858	939,649	966,509

	As of December 31, 2017
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	13,914	—	3,652
Interest rate swap	78,970	277	1,678

Total derivatives held for hedging purposes	92,884	277	5,330
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,148,561	27,572	80,888

Total Derivatives held as cash flow hedges	1,148,561	27,572	80,888

Derivatives held-for-trading purposes
Currency forward	29,451,333	506,614	574,931
Interest rate forward	14,000	—	206
Interest rate swap	55,617,104	243,931	236,954
Cross currency swap	11,281,240	466,192	490,811
Call currency options	153,776	514	472
Put currency options	145,873	2,841	3,403

Total derivatives held-for-trading purposes	96,663,326	1,220,092	1,306,777

Total	97,904,771	1,247,941	1,392,995

Schedule of Details of the Hedged elements and hedge instruments under fair value hedges

	As of December 31,
	2016	2017
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	16,721	13,914
Corporate bonds	122,081	78,970

Hedge instrument
Cross currency swap	16,721	13,914
Interest rate swap	122,081	78,970

Schedule of cash flows of borrowings from banks and bonds issued abroad, the objects of these hedges and the cash flows of the asset part of the derivative

	2016
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Outflows:
Corporate Bond EUR	—	—	(552)	(1,105)	(1,105)	(35,467)	(38,229)
Corporate Bond HKD	—	—	(12,144)	(76,922)	(21,084)	(338,517)	(448,667)
Corporate Bond PEN	—	—	(15,614)	—	—	—	(15,614)
Corporate Bond CHF	—	(1,031)	(87,308)	(370,926)	(495)	(99,748)	(559,508)
Obligation USD	(531)	—	(115,113)	(101,478)	—	—	(217,122)
Corporate Bond JPY	—	(306)	(623)	(46,415)	(29,418)	(28,866)	(105,628)

Hedge instruments
Inflows:
Cross Currency Swap EUR	—	—	552	1,105	1,105	35,467	38,229
Cross Currency Swap HKD	—	—	12,144	76,922	21,084	338,517	448,667
Cross Currency Swap PEN	—	—	15,614	—	—	—	15,614
Cross Currency Swap CHF	—	1,031	87,308	370,926	495	99,748	559,508
Cross Currency Swap USD	531	—	115,113	101,478	—	—	217,122
Cross Currency Swap JPY	—	306	623	46,415	29,418	28,866	105,628

Net cash flow	—	—	—	—	—	—	—

Schedule of contractual maturity of financial liabilities

	2017
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Outflows:
Corporate Bond EUR	—	—	(1,246)	(2,491)	(2,491)	(82,348)	(88,576)
Corporate Bond HKD	—	—	(11,052)	(68,634)	(19,202)	(298,776)	(397,664)
Corporate Bond PEN	—	—	—	—	—	—	—
Corporate Bond CHF	—	(986)	(161,529)	(192,519)	(474)	(95,174)	(450,682)
Obligation USD	(212)	(235)	(93,173)	(43,385)	—	—	(137,005)
Corporate Bond JPY	—	(292)	(1,150)	(72,098)	(28,886)	(63,002)	(165,428)

Hedge instruments
Inflows:
Cross Currency Swap EUR	—	—	1,246	2,491	2,491	82,348	88,576
Cross Currency Swap HKD	—	—	11,052	68,634	19,202	298,776	397,664
Cross Currency Swap PEN	—	—	—	—	—	—	—
Cross Currency Swap CHF	—	986	161,529	192,519	474	95,174	450,682
Cross Currency Swap USD	212	235	93,173	43,385	—	—	137,005
Cross Currency Swap JPY	—	292	1,150	72,098	28,886	63,002	165,428

Net cash flow	—	—	—	—	—	—	—

	2016
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Inflows:
Cash flow in CLF	1,155	2,304	232,833	592,204	54,094	470,207	1,352,797

Hedge instruments
Outflows:
Cross Currency Swap HKD	—	—	(9,253)	(66,278)	(16,091)	(288,322)	(379,944)
Cross Currency Swap PEN	—	—	(16,588)	—	—	—	(16,588)
Cross Currency Swap JPY	—	(1,043)	(1,867)	(52,107)	(32,878)	(30,761)	(118,656)
Cross Currency Swap USD	—	—	(114,210)	(108,690)	—	—	(222,900)
Cross Currency Swap CHF	(1,155)	(1,261)	(89,876)	(363,045)	(3,560)	(109,592)	(568,489)
Cross Currency Swap EUR	—	—	(1,039)	(2,084)	(1,565)	(41,532)	(46,220)

Net cash flow	—	—	—	—	—	—	—

	2017
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Inflows:
Cash flow in CLF	—	2,344	281,377	414,764	59,737	555,461	1,313,683

Hedge instruments
Outflows:
Cross Currency Swap HKD	—	—	(9,404)	(66,188)	(16,365)	(285,066)	(377,023)
Cross Currency Swap PEN	—	—	—	—	—	—	—
Cross Currency Swap JPY	—	(1,061)	(3,372)	(85,598)	(35,063)	(77,895)	(202,989)
Cross Currency Swap USD	—	—	(111,077)	(44,840)	—	—	(155,917)
Cross Currency Swap CHF	—	(1,283)	(155,767)	(214,620)	(4,793)	(107,870)	(484,333)
Cross Currency Swap EUR	—	—	(1,757)	(3,518)	(3,516)	(84,630)	(93,421)

Net cash flow	—	—	—	—	—	—	—